Long-term Debt - Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 4,282.8	$ 3,566.1
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
2022	555.5
2023	376.4
2024	148.9
2025	146.1
2026	851.6
Thereafter	263.3
Long-term debt	$ 2,341.8